UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22710

TOTAL INCOME+ REAL ESTATE FUND

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 9th floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Bluerock Fund Advisor, LLC

712 Fifth Avenue, 9th floor,

New York NY 10019

(Name and address of agent for service)

1-844-819-8287

(Registrant’s telephone number, including area code)

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018 (Unaudited)

Security	Shares	Value
PRIVATE EQUITY REAL ESTATE SECURITIES (97.33%)(a)
APARTMENTS (2.85%)
Sentinel Real Estate Fund	342	$29,749,631

DIVERSIFIED (79.85%)
AEW Core Property Trust	22,139	22,320,824
Blackrock US Core Property	194	19,101,778
Blackstone Property Partners(b)	101,564	130,963,000
Carlyle Property Investors	19,313	24,226,199
Clarion Lion Properties Fund	61,456	90,393,152
Heitman America Real Estate Fund	26,324	32,273,066
Invesco Core Real Estate Fund	174	31,574,829
Invesco U.S. Income Fund LP	33,185	43,453,295
J.P. Morgan U.S. Real Estate Income and Growth Fund	20,029,170	30,235,775
Morgan Stanley Prime Property Fund LLC	9,479	175,263,116
PGIM PRISA I	19,170	30,488,711
PGIM PRISA III	14,431	24,453,358
Principal Enhanced Property Fund LP	3,712,499	46,008,408
RREEF America REIT II, Inc.	281,886	34,350,488
Stockbridge Smart Markets Fund	26,836	40,914,978
Stockbridge Value Fund II	1	8,843,894
UBS Trumbull Property G&I Fund	1,980	47,240,456
		832,105,327

INDUSTRIAL (14.62%)
Clarion Lion Industrial Trust	31,491	55,710,181
Prologis Targeted US Logistics(b)	31,201	46,880,060
RREEF Core Plus Industrial Fund LP	432,489	49,779,846
		152,370,087

TOTAL PRIVATE EQUITY REAL ESTATE SECURITIES (Cost $916,723,455)		1,014,225,045

PUBLIC EQUITY REAL ESTATE SECURITIES (4.69%)
PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (0.04%)
DIVERSIFIED (0.04%)
Highlands REIT, Inc.(c)(d)	140,161	44,851
Inventrust Properties Corp.(d)	140,161	408,681
TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS (Cost $501,927)		453,532

PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS (4.65%)
APARTMENTS (0.25%)
Camden Property Trust	8,497	774,332
NexPoint Residential Trust, Inc.	35,072	997,798
Preferred Apartment Communities, Inc.	48,336	821,229
		2,593,359

COMMUNICATIONS (0.38%)
American Tower Corp.	9,752	1,405,945

Security	Shares	Value
COMMUNICATIONS (continued)
Crown Castle International Corp.	12,501	$1,347,858
SBA Communications Corp.(c)	7,590	1,253,261
		4,007,064

DATA CENTERS (0.45%)
CoreSite Realty Corp.	13,273	1,470,915
CyrusOne, Inc.	16,668	972,744
Digital Realty Trust, Inc.	8,830	985,251
Equinix, Inc.	2,835	1,218,738
		4,647,648

DIVERSIFIED (0.16%)
Armada Hoffler Properties, Inc.	55,003	819,544
PS Business Parks, Inc.	6,285	807,623
		1,627,167

HEALTHCARE (0.08%)
Community Healthcare Trust, Inc.	26,267	784,595

HOTELS (0.42%)
Chesapeake Lodging Trust	27,086	857,001
Park Hotels & Resorts, Inc.	24,634	754,539
Pebblebrook Hotel Trust	17,940	696,072
Ryman Hospitality Properties, Inc.	15,068	1,252,904
Xenia Hotels & Resorts, Inc.	34,988	852,308
		4,412,824

INDUSTRIAL (1.20%)
DCT Industrial Trust, Inc.	31,035	2,070,967
Duke Realty Corp.	27,353	794,058
EastGroup Properties, Inc.	14,938	1,427,475
First Industrial Realty Trust, Inc.	33,292	1,109,955
Liberty Property Trust	17,634	781,715
Monmouth Real Estate Investment Corp.	60,512	1,000,263
Prologis, Inc.	26,791	1,759,901
Rexford Industrial Realty, Inc.	58,732	1,843,598
Terreno Realty Corp.	46,336	1,745,477
		12,533,409

MANUFACTURED HOMES (0.39%)
Equity LifeStyle Properties, Inc.	19,118	1,756,944
Sun Communities, Inc.	16,038	1,569,799
UMH Properties, Inc.	48,270	740,945
		4,067,688

OFFICE (0.29%)
Alexandria Real Estate Equities, Inc.	10,176	1,283,905
Cousins Properties, Inc.	74,050	717,545
Easterly Government Properties, Inc.	52,993	1,047,142
		3,048,592

Security	Shares	Value
SINGLE TENANT (0.21%)
Agree Realty Corp.	19,245	$1,015,559
Getty Realty Corp.	40,195	1,132,293
		2,147,852

STORAGE (0.44%)
CubeSmart	30,726	989,992
Extra Space Storage, Inc.	19,018	1,898,186
National Storage Affiliates Trust	56,250	1,733,625
		4,621,803

TIMBER (0.38%)
PotlatchDeltic Corp.	23,362	1,187,958
Rayonier, Inc.	56,687	2,193,219
Weyerhaeuser Co.	14,895	543,072
		3,924,249

TOTAL PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS (Cost $43,539,981)		48,416,250
TOTAL PUBLIC EQUITY REAL ESTATE SECURITIES (Cost $44,041,908)		48,869,782

COMMON STOCKS (0.59%)
Extended Stay America, Inc.	49,372	1,066,929
Howard Hughes Corp.(c)	4,185	554,513
InterXion Holding NV(c)	32,261	2,013,732
Vail Resorts, Inc.	9,002	2,468,257
TOTAL COMMON STOCKS (Cost $5,088,206)		6,103,431

SHORT TERM INVESTMENTS (8.68%)
Fidelity Investments Money Market Funds - Government Portfolio, 1.76%(e) (Cost $90,511,095)	90,511,095	90,511,095

TOTAL INVESTMENTS (111.29%) (Cost $1,056,364,664)		$1,159,709,353
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.29%)		(117,664,743)
NET ASSETS (100.00%)		$1,042,044,610

(a)	All or a portion of these securities are segregated as collateral for the Line of Credit as of June 30, 2018.
(b)	Holding is comprised of two entities with the same issuer.
(c)	Non-income producing security.
(d)	Fair value estimated using fair valuation procedures adopted by the Board of Trustees. Total value of such securities is $453,532, representing 0.04% of net assets.
(e)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

Commitments – As of June 30, 2018, the Fund had unfunded commitments for the below listed Private Equity Real Estate Securities:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
AEW Core Property Trust	$22,320,824	$-	Quarterly	45
Blackrock US Core Property	19,101,778	-	Quarterly	60
Blackstone Property Partners	130,963,000	-	Quarterly	90
Carlyle Property Investors	24,226,199	26,092,107	Quarterly	90
Clarion Lion Industrial Trust	55,710,181	-	Quarterly	90
Clarion Lion Properties Fund	90,393,152	20,000,000	Quarterly	90
Harrison Street Core Property Fund	-	38,000,000	Quarterly	45
Heitman America Real Estate Fund	32,273,066	-	Quarterly	90
Invesco Core Real Estate Fund	31,574,829	-	Quarterly	45
Invesco U.S. Income Fund LP	43,453,295	15,000,000	Quarterly	45
J.P. Morgan U.S. Real Estate Income and Growth Fund	30,235,775	-	Quarterly	90
Morgan Stanley Prime Property Fund LLC	175,263,116	15,000,000	Quarterly	90
PGIM PRISA I	30,488,711	-	Quarterly	90
PGIM PRISA III	24,453,358	44,803,082	Quarterly	90
Principal Enhanced Property Fund LP	46,008,408	-	Quarterly	90
Prologis Targeted US Logistics	46,880,060	6,000,000	Quarterly	90
RREEF America REIT II, Inc.	34,350,488	-	Quarterly	45
RREEF Core Plus Industrial Fund LP	49,779,846	-	Quarterly	90
Sentinel Real Estate Fund	29,749,631	-	Daily	*
Stockbridge Smart Markets Fund	40,914,978	-	Quarterly	45
Stockbridge Value Fund II	8,843,894	1,441,498	None	None
UBS Trumbull Property G&I Fund	47,240,456	-	Quarterly	60

*	Written notice required for redemption, no minimum timeline required.

Total Income+ Real Estate Fund

Notes to Quarterly Portfolio of Investments

June 30, 2018 (Unaudited)

Note 1 — Organization

Total Income+ Real Estate Fund (the “Fund” or the “Trust”) was organized as a Delaware statutory trust on May 25, 2012 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s investment advisor is Bluerock Fund Advisor, LLC (the “Advisor”). The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation, with low to moderate volatility and low correlation to the broader markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets plus the amount of any borrowings for investment purposes, in “real estate industry securities,” primarily in income producing equity and debt securities.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A shares commenced operations on October 22, 2012 and are offered at net asset value plus a maximum sales charge of 5.75%. Class A shareholders who tender for repurchase Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price. Class C and Class I shares commenced operations on April 1, 2014 and are offered at net asset value. Class C shares are subject to an early withdrawal charge of 1.00% if redeemed less than 365 days after purchase. Class L shares commenced operations on June 1, 2017 and are offered at net asset value plus a maximum sales charge of 4.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private Equity Real Estate Securities – The Fund invests a significant portion of its assets in Private Equity Real Estate Securities (“Private ERES”). The Private ERES measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private ERES at their respective NAVs at each quarter. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private ERES by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private ERES market. As of June 30, 2018, all of the Fund’s investments in Private ERES were valued at the respective NAVs of the Private ERES.

Valuation of Public Non-Traded Equity Real Estate Securities – The Fund may invest a portion of its assets in Public Non-Traded Equity Real Estate Securities (“Public Non-Traded ERES”). The Public Non-Traded ERES do not report periodic NAVs with enough frequency to be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded ERES on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potential illiquidity discounts.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund's assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Private Equity Real Estate Securities (Measured at net asset value)(a)	$–	$–	$–	$1,014,225,045
Public Non-Traded Real Estate Investment Trusts	–	–	453,532	453,532
Publicly Traded Real Estate Investment Trusts	48,416,250	–	–	48,416,250
Common Stocks	6,103,431	–	–	6,103,431
Short Term Investments	90,511,095			90,511,095
Total	$145,030,776	$–	$453,532	$1,159,709,353

(a)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Public Non-Traded Real Estate Investment Trusts
Beginning Balance	$498,972
Total realized gain (loss)	-
Appreciation (Depreciation)	(45,440)
Cost of Purchases	-
Proceeds from Sales/Liquidating Distribution	-
Return of Capital	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$453,532

Significant unobservable valuation inputs for material Level 3 investments as of June 30, 2018, are as follows:

	Fair Value at 6/30/2018	Valuation Technique	Unobservable Input	Range	(Weighted Average)
Public Non-Traded Real Estate Investment Trusts	$453,532	Transaction Data	Discount for Lack of Liquidity (a)	8.00%	8.00%

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

Other Investment Vehicles – The Fund may invest in other investment vehicles such as exchange traded funds (“ETFs”), index funds, closed-end funds and mutual funds. Such funds are bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an investment vehicle to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning such investment vehicles generally reflect the risks of owning the underlying securities they are designed to track, although any lack of liquidity could result in it being more volatile. Additionally, such investment vehicles have fees and expenses that reduce their value relative to their underlying holdings.

The Fund currently invests a portion of its assets in Fidelity Investments Money Market Funds - Government Portfolio ("Fidelity"). The Fund may redeem its investment from Fidelity at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Fidelity. The financial statements of Fidelity, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As June 30, 2018, the percentage of the Fund’s net assets invested in Fidelity was 8.70%.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOTAL INCOME+ REAL ESTATE FUND

By:	/s/ Jordan B. Ruddy
Jordan B. Ruddy
President (Principal Executive Officer)

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jordan B. Ruddy
Jordan B. Ruddy
President (Principal Executive Officer)

Date:	August 29, 2018

By:	/s/ Simon Adamiyatt
Simon Adamiyatt
Treasurer (Principal Financial Officer)

Date:	August 29, 2018